Borrowings - Reconciliation of movement in financial liabilities to cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Net debt at beginning of the year	£ (246)	£ (128)
Cash flows	9,596	(117)
Foreign exchange	768
Fair value adjustments, interest and other movements	(250)	(1)
Net debt at end of the year	9,868	(246)
Total financial liabilities arising from financing activities
Borrowings
Net debt at beginning of the year	160	195
Cash flows	9,786	(30)
Foreign exchange	783	(4)
Fair value adjustments, interest and other movements	(250)	(1)
Net debt at end of the year	10,479	160
Long-term borrowings
Borrowings
Cash flows	9,209
Foreign exchange	772
Fair value adjustments, interest and other movements	(95)
Net debt at end of the year	9,886
Short-term borrowings
Borrowings
Net debt at beginning of the year	41	37
Cash flows	277	8
Foreign exchange		(4)
Fair value adjustments, interest and other movements	2
Net debt at end of the year	320	41
Lease liabilities
Borrowings
Net debt at beginning of the year	117	139
Cash flows	(45)	(38)
Foreign exchange	11
Fair value adjustments, interest and other movements	78	16
Net debt at end of the year	161	117
Derivative financial instruments
Borrowings
Net debt at beginning of the year	2	19
Cash flows	345
Fair value adjustments, interest and other movements	(235)	(17)
Net debt at end of the year	112	2
Cash and cash equivalents net of bank overdrafts
Borrowings
Net debt at beginning of the year	(406)	(323)
Cash flows	(190)	(87)
Foreign exchange	(15)	4
Net debt at end of the year	£ (611)	£ (406)